CONSOLIDATED BALANCE SHEETS (Parenthetical)(VIEs) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Accounts payable	$ 26,512	164,495	35,178
Accrued expenses and other current liabilities	12,641	78,434	23,618
Deferred revenue	2,872	17,819	1,722
Unrecognized tax benefits	1,262	7,833	4,702
Other non-current liabilities	$ 322	2,000	2,000